Property, Plant and Equipment - Components of Property, Plant and Equipment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2015
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Capitalized interest	$ 1.7